Nature Of Business And Significant Accounting Policies (Details) (USD $)	0 Months Ended		3 Months Ended		9 Months Ended												9 Months Ended			9 Months Ended							9 Months Ended
	Jun. 13, 2013	May 16, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jun. 01, 2012 item	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Preferred Class B [Member]	Sep. 30, 2013 Class C Preferred Units [Member]	Sep. 30, 2013 Operating Properties [Member] property	Sep. 30, 2013 Development Properties [Member] property	Sep. 30, 2013 Wholly-Owned [Member] property	Sep. 30, 2013 TSPFI And BREF [Member] Common Stock [Member]	Sep. 30, 2013 TSPFI And BREF [Member] Preferred Class A Stock [Member]	Sep. 30, 2013 TSPFI And BREF [Member] Operating Properties [Member] property	Sep. 30, 2013 TSPFI And BREF [Member] Development Properties [Member] item	Sep. 30, 2013 Joint Venture Partner [Member] Common Stock [Member]	Sep. 30, 2013 Feldman [Member]	Sep. 30, 2013 Feldman [Member] Common Stock [Member]	Sep. 30, 2013 BSF/BR Augusta JV, LLC [Member]	Sep. 24, 2013 Fountains At New Bern Station, LLC [Member]	Sep. 24, 2013 Fountains Southend [Member]	Sep. 30, 2013 The Estates At Maitland [Member]	Sep. 30, 2013 Unconsolidated Joint Venture [Member] property	Sep. 30, 2013 Minimum [Member] Building [Member]	Sep. 30, 2013 Minimum [Member] Long-Lived Improvements [Member]	Sep. 30, 2013 Minimum [Member] Furniture and Fixtures [Member]	Sep. 30, 2013 Maximum [Member] Building [Member]	Sep. 30, 2013 Maximum [Member] Long-Lived Improvements [Member]	Sep. 30, 2013 Maximum [Member] Furniture and Fixtures [Member]
Real Estate Properties [Line Items]
Number of properties								4				17	4	16												1
Equity interest aquired																							100.00%
Percentage of voting stock owned in subsidiary			96.00%		96.00%																			100.00%
Goodwill recorded					$ 0
Reverse stock split ratio					0.00667
Number of properties received in exchange for stock																	12	3
Shares issued in a non-cash transaction			11,468,665		11,468,665		4,717,345								3,396,976				52,868
Preferred shares issued in a non-cash transaction																173,326
Number of shares for warrants issued																					139,215
Period warrants are exercisable																					2 years
Exercise price of warrants																					21.60
Special dividend declared per share																				7.50
Period after sale of land, potentially required to pay dividend																				5 days
Shares issued for special dividend																				42,340
Dividend payable, date payable																				Jul. 16, 2012
Shares issued in exchange for ownership interest in subsidiaries									546,132	98,304	98,304
Shares issued for management fees																				5,000
Value of shares issued for management fees																				90,000
Public offering of common stock, shares	103,443	6,250,000
Common stock par value per share	$ 0.01	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Public offering of common stock, price per share	$ 10.00	$ 10.00
Aggregate gross proceeds from sale of common stock	1,030,000				54,492,398
Net proceeds from offering after deducting underwriting costs and commissions	970,000	53,200,000
Additional paid-in capital, deferred offering costs		5,100,000
Deffered offering costs							2,500,000
Ownership interest			70.00%		70.00%								50.00%
Property and equipment, useful life																											35 years	2 years	3 years	50 years	15 years	7 years
Capitalized interest					145,000	262,000
Capitalized interest, accumulated amount			2,300,000		2,300,000		2,100,000
Asset impairment losses					613,120
Impairment expense						0
Lease term					1 year
In-place leases, amortization expense					3,300,000	800,000
Assets measured at fair value							0
Earnest money deposits			3,300,000		3,300,000		1,800,000
Intangible assets			1,000,000		1,000,000
Graduated tax relief period					5 years
Land held for future development (including $1,497,353 and $0 of consolidated variable interest entity, respectively)			$ 43,746,943		$ 43,746,943		$ 42,622,330																		$ 10,000,000
Membership interest																						50.00%